Cover	Oct. 26, 2026	May 21, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false	false
Document Period End Date	Oct. 26, 2026
Entity File Number	000-56532
Entity Registrant Name	ESG Inc.
Entity Central Index Key	0001883835	0001883835
Entity Tax Identification Number	87-1918342
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	433 East Hillendale Rd.
Entity Address, City or Town	Chadds Ford
Entity Address, State or Province	PA
Entity Address, Postal Zip Code	19317
City Area Code	267
Local Phone Number	467-5871
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false